Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,514,000
Previously Paid Amount	0.00
Total Fee Amount	623.39
Total Offset Amount	0.00
Net Fee	$ 623.39